                          Willkie Farr & Gallagher LLP
                               787 Seventh Avenue
                             New York, NY 10019-6099

VIA EDGAR

April 29, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Citigroup Fairfield Futures Fund L.P. II Form 10

Ladies and Gentlemen:

On behalf of this firm's client, Citigroup Fairfield Futures Fund L.P. II (the
"Partnership"), transmitted herewith for filing with the Commission is one copy of the Partnership's Form 10 and accompanying exhibits. This Form 10 is being filed pursuant to Section 12(g) of the Securities Exchange Act of 1934, and the
rules promulgated thereunder. No fee is required in connection with this filing.

Should members of the Staff have any questions regarding the Form 10 transmitted herewith, please call the undersigned at 212-728-8668.

Very truly yours,

/s/ Sonya L. Crosswell

Sonya L. Crosswell

Encl.

cc:      Daniel R. McAuliffe, Jr.
         Jennifer Magro
         Emily M. Zeigler
         Rita M. Molesworth